Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 13, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have typically granted annual equity awards on or after the second trading day following the public release of the Company’s financial results for the fourth quarter of the prior year. As a result, in all cases, the timing of the grant of stock options and other equity awards occurs independent of the release of any material, non-public information, and we do not time the disclosure of material non-public information for the purpose of affecting the value or exercise price of stock options.
In 2024, our annual equity awards were granted on February 13, 2024, following the issuance, on February 9, 2024, of our earnings release for the fourth quarter and full year 2023. As a result, two full trading days elapsed after we issued the earnings release and before the option and other equity awards were made. On February 16, 2024, we filed our Annual Report on Form 10-K for the year ended December 31, 2023. The Company believes that two full trading days was sufficient time for the information in the earnings release to be publicly disseminated and reflected in the price of the Company’s common shares.
The following table contains information required by Item 402(x)(2) of Regulation S-K about stock options granted to the NEOs in fiscal 2024 during the period from four business days before to one business day after the filing of the Company's Annual Report on Form 10-K for the year ended December 31, 2023, as described above.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information(1) (%)

Robert Bodor	2/13/2024	41,209	33.52	750,018	(2.4)
Daniel Schumacher	2/13/2024	9,616	33.52	175,015	(2.4)
Michael R. Kenison	2/13/2024	7,555	33.52	137,504	(2.4)
Oleg Ryaboy	2/13/2024	9,616	33.52	175,015	(2.4)
Bjoern Klaas	2/13/2024	6,182	33.52	112,515	(2.4)
(1)The table requires disclosure of these option grants; however, we do not believe that the heading of this column applies as we believe the material information about the 2023 fiscal year was disclosed when we released earnings on February 9, 2024, prior to the grant of the options on February 13, 2024.

Award Timing Method	We have typically granted annual equity awards on or after the second trading day following the public release of the Company’s financial results for the fourth quarter of the prior year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	As a result, in all cases, the timing of the grant of stock options and other equity awards occurs independent of the release of any material, non-public information, and we do not time the disclosure of material non-public information for the purpose of affecting the value or exercise price of stock options.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information(1) (%)

Robert Bodor	2/13/2024	41,209	33.52	750,018	(2.4)
Daniel Schumacher	2/13/2024	9,616	33.52	175,015	(2.4)
Michael R. Kenison	2/13/2024	7,555	33.52	137,504	(2.4)
Oleg Ryaboy	2/13/2024	9,616	33.52	175,015	(2.4)
Bjoern Klaas	2/13/2024	6,182	33.52	112,515	(2.4)
(1)The table requires disclosure of these option grants; however, we do not believe that the heading of this column applies as we believe the material information about the 2023 fiscal year was disclosed when we released earnings on February 9, 2024, prior to the grant of the options on February 13, 2024.

Robert Bodor [Member]
Awards Close in Time to MNPI Disclosures
Name		obert Bodor
Underlying Securities | shares		41,209
Exercise Price | $ / shares		$ 33.52
Fair Value as of Grant Date | $		$ 750,018
Underlying Security Market Price Change		(0.024)
Daniel Schumacher [Member]
Awards Close in Time to MNPI Disclosures
Name		Daniel Schumacher
Underlying Securities | shares		9,616
Exercise Price | $ / shares		$ 33.52
Fair Value as of Grant Date | $		$ 175,015
Underlying Security Market Price Change		(0.024)
Michael R. Kenison [Member]
Awards Close in Time to MNPI Disclosures
Name		Michael R. Kenison
Underlying Securities | shares		7,555
Exercise Price | $ / shares		$ 33.52
Fair Value as of Grant Date | $		$ 137,504
Underlying Security Market Price Change		(0.024)
Oleg Ryaboy [Member]
Awards Close in Time to MNPI Disclosures
Name		Oleg Ryaboy
Underlying Securities | shares		9,616
Exercise Price | $ / shares		$ 33.52
Fair Value as of Grant Date | $		$ 175,015
Underlying Security Market Price Change		(0.024)
Bjoern Klaas [Member]
Awards Close in Time to MNPI Disclosures
Name		Bjoern Klaas
Underlying Securities | shares		6,182
Exercise Price | $ / shares		$ 33.52
Fair Value as of Grant Date | $		$ 112,515
Underlying Security Market Price Change		(0.024)